Details of Selected Balance Sheet Accounts - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	$ 214,598	$ 192,918
Less accumulated depreciation	(142,571)	(123,078)
Property, plant, equipment and seismic rental equipment net	72,027	69,840
Depreciation and amortization under capital leases	24,600	25,100	$ 14,800
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	24,181	25,343
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	152,358	144,864
Seismic rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	1,904	2,166
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	4,334	4,064
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and seismic rental equipment	$ 31,821	$ 16,481